Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-ACE

Commercial Mortgage Pass-Through Certificates, Series 2020-ACE

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Academy Securities Inc.

Drexel Hamilton, LLC

10 January 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Academy Securities, Inc. 140 East 45th Street, 5th Floor New York, New York 10017

Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-ACE (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2020-ACE (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 January 2020

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a fixed rate loan made to Treasure Island LV, LLC, a Nevada limited liability company and Treasure Island, LLC, a Nevada limited liability company (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured by, among other things, a first deed of trust lien on the borrowers’ fee simple and operating leasehold interests in Treasure Island Hotel & Casino, a full service, integrated hotel and casino (the “Property”) located in Las Vegas, Nevada.

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of 1 February 2020 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 2 of 6

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Mortgage Loan Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Mortgage Loan Term,

as shown on the Final Data File, we recalculated the “Remaining Mortgage Loan Term to Maturity” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use “NAP” for the:
i.	Mortgage Loan Amortization Term and
ii.	Remaining Mortgage Loan Amortization Term,
b.	Use the “Mortgage Loan Term,” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Mortgage Loan IO Period”) and
c.	Use the “Original Mortgage Loan Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Mortgage Loan Balance”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:

a.                   Original Mortgage Loan Balance,

b.	Mortgage Loan Interest Rate,
c.	Amortization Type and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Annual Debt Service and
ii.	Mortgage Loan Monthly Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

8. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of the Mortgage Loan as 1/12th of the “Mortgage Loan Annual Debt Service” of the Mortgage Loan.

9.	Using the:
a.	Cut-off Date Mortgage Loan Balance,
b.	Mortgage Loan Maturity Balance,
c.	Mortgage Loan Annual Debt Service,
d.	TTM NOI,
e.	TTM NCF,
f.	Underwritten NOI,
g.	Underwritten NCF,
h.	Appraised Value and
i.	Total Rooms,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan TTM NOI DSCR,
ii.	Mortgage Loan TTM NCF DSCR,
iii.	Mortgage Loan Underwritten NOI DSCR,
iv.	Mortgage Loan Underwritten NCF DSCR,
v.	Mortgage Loan TTM NOI DY,
vi.	Mortgage Loan TTM NCF DY,
vii.	Mortgage Loan Underwritten NOI DY,
viii.	Mortgage Loan Underwritten NCF DY,
ix.	Cut-off Date Mortgage Loan LTV,
x.	Maturity Date Mortgage Loan LTV and
xi.	Cut-Off Date Mortgage Loan Balance per Room

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in v. through x. above to the nearest 1/10th of one percent.

Attachment A Page 4 of 6

10.	Using the:
a.	2013 Occupied Room Nights,
b.	2014 Occupied Room Nights,
c.	2015 Occupied Room Nights,
d.	2016 Occupied Room Nights,
e.	2017 Occupied Room Nights,
f.	2018 Occupied Room Nights,
g.	TTM Occupied Room Nights,
h.	Underwritten Occupied Room Nights,
i.	2013 Available Room Nights,
j.	2014 Available Room Nights,
k.	2015 Available Room Nights,
l.	2016 Available Room Nights,
m.	2017 Available Room Nights,
n.	2018 Available Room Nights,
o.	TTM Available Room Nights and
p.	Underwritten Available Room Nights,

as shown on the Final Data File, we recalculated the:

i.	2013 Occupancy,
ii.	2014 Occupancy,
iii.	2015 Occupancy,
iv.	2016 Occupancy,
v.	2017 Occupancy,
vi.	2018 Occupancy,
vii.	TTM Occupancy and
viii.	Underwritten Occupancy

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 6

11.	Using the:
a.	2013 Occupancy,
b.	2014 Occupancy,
c.	2015 Occupancy,
d.	2016 Occupancy,
e.	2017 Occupancy,
f.	2018 Occupancy,
g.	TTM Occupancy,
h.	Underwritten Occupancy,
i.	2013 Average Daily Room Rate,
j.	2014 Average Daily Room Rate,
k.	2015 Average Daily Room Rate,
l.	2016 Average Daily Room Rate,
m.	2017 Average Daily Room Rate,
n.	2018 Average Daily Room Rate,
o.	TTM Average Daily Room Rate and
p.	Underwritten Average Daily Room Rate,

as shown on the Final Data File, we recalculated the:

i.	2013 RevPAR,
ii.	2014 RevPAR,
iii.	2015 RevPAR,
iv.	2016 RevPAR,
v.	2017 RevPAR,
vi.	2018 RevPAR,
vii.	TTM RevPAR and
viii.	Underwritten RevPAR

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Master Servicing Fee Rate and
b.	Primary Servicing Fee Rate,

as shown on the Final Data File, we recalculated the “Servicer Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee and
c.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 6

14.	Using the:
a.	Admin. Fee and
b.	Mortgage Loan Interest Rate,

as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Promissory Note	17 December 2019

Mortgage Loan Agreement	17 December 2019

Deposit Account Control Agreement	17 December 2019

Settlement Statement	17 December 2019

Guaranty Agreement	17 December 2019

Servicing Tape	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	10 December 2019

Engineering Report	15 November 2019

Environmental Phase I Report	18 November 2019

USPS Internet Site (www.usps.com)	Not Applicable

Underwriter’s Summary Report	Not Dated

Pro Forma Title Policy	Not Dated

License Agreement	12 July 2019

Memorandum of Lease	17 December 2019

Insurance Review Document	17 December 2019

STR Reports	Various

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.com)
County	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Opened	Engineering Report
Year Renovated	Appraisal Report
Flag	License Agreement
Total Rooms	Underwriter’s Summary Report
Ownership Interest	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document(s)

Appraised Value (see Note 2)	Appraisal Report
Appraisal Cap Rate (see Note 2)	Appraisal Report
Date of Appraisal (Valuation Date) (see Note 2)	Appraisal Report
Phase I Date	Environmental Phase I Report
Engineering Report Date	Engineering Report

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

TTM Date	Underwriter’s Summary Report
2013 Available Room Nights	Underwriter’s Summary Report
2014 Available Room Nights	Underwriter’s Summary Report
2015 Available Room Nights	Underwriter’s Summary Report
2016 Available Room Nights	Underwriter’s Summary Report
2017 Available Room Nights	Underwriter’s Summary Report
2018 Available Room Nights	Underwriter’s Summary Report
TTM Available Room Nights	Underwriter’s Summary Report
2013 Occupied Room Nights	Underwriter’s Summary Report
2014 Occupied Room Nights	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2015 Occupied Room Nights	Underwriter’s Summary Report
2016 Occupied Room Nights	Underwriter’s Summary Report
2017 Occupied Room Nights	Underwriter’s Summary Report
2018 Occupied Room Nights	Underwriter’s Summary Report
TTM Occupied Room Nights	Underwriter’s Summary Report
2013 Average Daily Room Rate	Underwriter’s Summary Report
2014 Average Daily Room Rate	Underwriter’s Summary Report
2015 Average Daily Room Rate	Underwriter’s Summary Report
2016 Average Daily Room Rate	Underwriter’s Summary Report
2017 Average Daily Room Rate	Underwriter’s Summary Report
2018 Average Daily Room Rate	Underwriter’s Summary Report
TTM Average Daily Room Rate	Underwriter’s Summary Report
2013 Room Revenue	Underwriter’s Summary Report
2014 Room Revenue	Underwriter’s Summary Report
2015 Room Revenue	Underwriter’s Summary Report
2016 Room Revenue	Underwriter’s Summary Report
2017 Room Revenue	Underwriter’s Summary Report
2018 Room Revenue	Underwriter’s Summary Report
TTM Room Revenue	Underwriter’s Summary Report
2013 Revenue	Underwriter’s Summary Report
2014 Revenue	Underwriter’s Summary Report
2015 Revenue	Underwriter’s Summary Report
2016 Revenue	Underwriter’s Summary Report
2017 Revenue	Underwriter’s Summary Report
2018 Revenue	Underwriter’s Summary Report
TTM Revenue	Underwriter’s Summary Report
2013 Total Expenses	Underwriter’s Summary Report
2014 Total Expenses	Underwriter’s Summary Report
2015 Total Expenses	Underwriter’s Summary Report
2016 Total Expenses	Underwriter’s Summary Report
2017 Total Expenses	Underwriter’s Summary Report
2018 Total Expenses	Underwriter’s Summary Report
TTM Total Expenses	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2013 CapEx	Underwriter’s Summary Report
2014 CapEx	Underwriter’s Summary Report
2015 CapEx	Underwriter’s Summary Report
2016 CapEx	Underwriter’s Summary Report
2017 CapEx	Underwriter’s Summary Report
2018 CapEx	Underwriter’s Summary Report
TTM CapEx	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
2018 NCF	Underwriter’s Summary Report
TTM NCF	Underwriter’s Summary Report
Underwritten Available Room Nights	Underwriter’s Summary Report
Underwritten Occupied Room Nights	Underwriter’s Summary Report
Underwritten Average Daily Room Rate	Underwriter’s Summary Report
Underwritten Room Revenue	Underwriter’s Summary Report
Underwritten Total Revenue	Underwriter’s Summary Report
Underwritten Total Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten CapEx	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Servicing Tape
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Servicing Tape
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Servicing Tape
Terms/Description of Springing Replacement Reserves	Mortgage Loan Agreement
Upfront Licensing Fee Escrow	Mortgage Loan Agreement
Monthly Licensing Fee Escrow	Servicing Tape
Terms/Description of Springing Licensing Fee Reserves	Mortgage Loan Agreement
Upfront OpEx Shortfall Escrow	Mortgage Loan Agreement
Monthly OpEx Shortfall Escrow	Servicing Tape
Terms/Description of Springing OpEx Shortfall Reserves	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Guarantor	Guaranty Agreement
Borrower Entity	Mortgage Loan Agreement
Sponsor	Mortgage Loan Agreement
Original Mortgage Loan Balance	Mortgage Loan Agreement
Mortgage Loan Interest Rate	Mortgage Loan Agreement
Note Date	Mortgage Loan Agreement
Payment Day of Month (and Business Day Convention)	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement
Payment Grace Period Event of Late Fee	Mortgage Loan Agreement
Prepayment String	Mortgage Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox In-Place (Y/N)	Mortgage Loan Agreement
Lockbox Type (see Note 4)	Mortgage Loan Agreement
Cash Management (see Note 5)	Mortgage Loan Agreement
Terms/Description of Springing Lockbox (If applicable)	Mortgage Loan Agreement
Terms/Description of Cash Sweep (If applicable)	Mortgage Loan Agreement
Ground Lease? (Y/N)	Pro Forma Title Policy
Additional Debt Permitted	Mortgage Loan Agreement
Loan Purpose	Settlement Statement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use the appraised value, capitalization rate and date associated with the “Appraisal Type,” as shown on the Preliminary Data File, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

4.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Document(s) require the borrower(s) or manager to direct the tenants, credit card companies or credit card clearing banks to pay rents and/or receipts directly to a lockbox account controlled by the lender(s).

Exhibit 2 to Attachment A

Notes: (continued)

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Appraisal Type
Phase II Date
Seismic Report Date
Seismic PML%
Substitution Provision Description
Partial Collateral Release Description
Ground Lease Expiration Date
Ground Lease Extension Terms
Annual Ground Lease Payment
Ground Lease Escalation Terms
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.